Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Life Insurance Company of New York
for the years ended December 31, 2012, 2011 & 2010
Schedule III — Supplementary Insurance Information

	Deferred acquisition cost	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue and other considerations	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2012	$214	$136,447	$3,256	$116,068	$30,077	$7,561	$19,617	$477	$11,977
2011	$229	$125,894	$3,855	$128,430	$35,543	$8,249	$32,214	$328	$10,618
2010	$160	$114,393	$5,539	$124,115	$38,641	$7,891	$20,445	$435	$14,147

*  Includes underwriting, general and administrative expenses and goodwill impairment.